UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net income/(loss)		$ (2,496)	$ (10,428)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		59,992	63,188
Equity in net earnings of affiliate		(8,000)	(2,773)
Deferred tax expense		1,585	3,086
Amortization of deferred charges and Partnership Guarantee		2,465	2,015
Drydocking expenditure		(1,201)	(9,859)
Foreign exchange (gain)/losses		(263)	351
Unit options expense		33	177
Dividends received from affiliate		7,679	2,018
Interest element included in obligation under finance lease, net		19	7
Gain on recognition of net investment in leased vessel		0	(4,195)
Sales-type lease payments received in excess of interest income		1,675	1,477
Movement in credit allowance on financial assets		(413)	0
Change in mark-to-market value of derivatives		41,918	53,836
Change in assets and liabilities:
Trade accounts receivable		790	12,078
Inventories		77	(1,089)
Other current assets and other non-current assets		(10,243)	833
Amounts due to related parties		2,589	2,365
Trade accounts payable		306	(2,067)
Accrued expenses		4,069	4,779
Other current and non-current liabilities		9,135	(3,595)
Net cash provided by operating activities		109,716	112,204
INVESTING ACTIVITIES
Additions to vessels and equipment		(3,117)	(10,074)
Dividends received from affiliate		7,120	10,529
Acquisition of investment in affiliate from Golar		0	(10,296)
Net cash provided by/(used in) investing activities		4,003	(9,841)
FINANCING ACTIVITIES
Repayment of debt (including related parties)		(113,445)	(63,853)
Proceeds from debt (including related parties)		40,000	25,000
Repayments of obligation under finance lease		(1,430)	(1,169)
Advances from related party for Methane Princess lease security deposit		2,393	448
Cash distributions paid		(40,506)	(95,021)
Financing costs paid		(4,339)	0
Common units buy-back and cancelled		0	(1,565)
Net cash used in financing activities		(117,327)	(136,160)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,877)	(4,637)
Net decrease in cash, cash equivalents and restricted cash	[1]	(6,485)	(38,434)
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	229,922	269,092
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 223,437	$ 230,658

[1]	Included within restricted cash are security deposits for our finance lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the unaudited condensed consolidated statements of cash flows:

	September 30,	December 31,	September 30,	December 31,
(in thousands of $)	2020	2019	2019	2018
Cash and cash equivalents	42,263	47,661	51,961	96,648
Restricted cash and short-term deposits	57,143	46,333	48,743	31,330
Restricted cash - non-current	124,031	135,928	129,954	141,114
	223,437	229,922	230,658	269,092